LVIP Delaware Bond Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.07%
•Fannie Mae Connecticut Avenue Securities
Series 2016-C04 1M1 3.94% (LIBOR01M + 1.45%) 1/25/29	1,424,837	$ 1,430,151
Series 2017-C01 1M1 3.79% (LIBOR01M + 1.30%) 7/25/29	1,665,829	1,672,363
Series 2017-C04 2M2 5.34% (LIBOR01M + 2.85%) 11/25/29	2,515,000	2,607,459
Series 2018-C02 2M2 4.69% (LIBOR01M + 2.20%) 8/25/30	3,500,000	3,489,723
Series 2018-C03 1M2 4.64% (LIBOR01M + 2.15%) 10/25/30	4,034,000	4,028,482
Series 2018-C05 1M2 4.84% (LIBOR01M + 2.35%) 1/25/31	3,305,000	3,318,723
Series 2018-R07 1M2 4.89% (LIBOR01M + 2.40%) 4/25/31	4,730,000	4,776,326
Fannie Mae Interest Strip
*•Series 413 167 4.50% 7/25/42	65,131	13,021
*Series 419 C3 3.00% 11/25/43	2,980,494	496,206
Fannie Mae REMICs
Series 2004-W11 1A2 6.50% 5/25/44	99,953	112,614
*•Series 2008-15 SB 4.11% (6.60% minus LIBOR01M) 8/25/36	654,712	116,338
*Series 2012-102 IB 3.50% 9/25/27	1,904,240	191,630
*Series 2012-105 AI 3.50% 10/25/39	3,065,677	234,309
*Series 2012-115 MI 3.50% 3/25/42	1,375,234	145,599
*Series 2012-118 AI 3.50% 11/25/37	5,786,068	433,943
*Series 2012-125 MI 3.50% 11/25/42	74,043	13,651
*Series 2012-128 IC 3.00% 11/25/32	11,146,933	1,383,859
*Series 2012-128 IY 3.00% 11/25/32	10,490,777	1,329,085
*Series 2012-132 AI 3.00% 12/25/27	7,409,805	599,301
*Series 2012-137 WI 3.50% 12/25/32	4,275,734	619,141
*Series 2012-138 DI 3.00% 12/25/27	4,599,446	336,841
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*•Series 2012-139 NS 4.21% (6.70% minus LIBOR01M) 12/25/42	13,885,235	$ 3,022,779
*Series 2012-146 IO 3.50% 1/25/43	9,921,444	1,846,922
*Series 2012-148 IK 3.00% 1/25/33	5,811,907	749,866
*Series 2012-44 IK 3.50% 12/25/31	1,024,193	99,028
*•Series 2012-51 SA 4.01% (6.50% minus LIBOR01M) 5/25/42	3,955,334	816,631
*Series 2012-99 AI 3.50% 5/25/39	3,340,150	223,250
*•Series 2013-10 SJ 3.66% (6.15% minus LIBOR01M) 2/25/43	8,753,554	1,553,336
*•Series 2013-103 SK 3.43% (5.92% minus LIBOR01M) 10/25/43	10,254,571	2,012,989
*Series 2013-20 IH 3.00% 3/25/33	214,110	26,868
*Series 2013-23 IL 3.00% 3/25/33	588,594	70,522
*Series 2013-26 ID 3.00% 4/25/33	4,197,656	526,758
Series 2013-28 YB 3.00% 4/25/43	142,000	136,642
*Series 2013-31 MI 3.00% 4/25/33	1,253,819	157,641
*Series 2013-35 IB 3.00% 4/25/33	6,387,580	797,277
*Series 2013-38 AI 3.00% 4/25/33	3,880,591	477,528
*Series 2013-41 HI 3.00% 2/25/33	7,615,577	765,388
*Series 2013-44 DI 3.00% 5/25/33	12,597,850	1,505,370
Series 2013-44 Z 3.00% 5/25/43	1,447,094	1,430,394
*Series 2013-45 PI 3.00% 5/25/33	3,070,033	385,110
*Series 2013-69 IJ 3.00% 7/25/33	3,492,764	433,278
*Series 2013-7 EI 3.00% 10/25/40	4,070,341	416,116
*Series 2014-21 ID 3.50% 6/25/33	42,003	4,571
*Series 2014-64 IT 3.50% 6/25/41	2,085,644	163,981
*Series 2014-77 AI 3.00% 10/25/40	82,326	6,944
*Series 2014-85 IB 3.00% 12/25/44	119,879	19,482
LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2015-10 KI 3.00% 7/25/40	2,282,536	$ 189,259
*Series 2015-44 AI 3.50% 1/25/34	4,418,853	405,635
*Series 2015-45 AI 3.00% 1/25/33	1,511,860	119,614
*Series 2015-56 MI 3.50% 10/25/41	2,769,507	298,471
*Series 2015-85 BI 4.50% 9/25/43	77,200	9,936
Series 2015-89 AZ 3.50% 12/25/45	1,067,376	1,127,055
*Series 2016-104 CI 3.50% 4/25/43	4,251,122	355,651
*•Series 2016-105 SA 3.51% (6.00% minus LIBOR01M) 1/25/47	8,094,223	1,431,687
*Series 2016-17 BI 4.00% 2/25/43	65,919	8,110
*Series 2016-2 HI 3.00% 12/25/41	67,617	7,758
*Series 2016-23 AI 3.50% 2/25/41	2,518,349	232,894
*Series 2016-30 CI 3.00% 5/25/36	4,866,448	590,801
*Series 2016-33 DI 3.50% 6/25/36	12,261,736	1,685,878
*•Series 2016-36 SB 3.51% (6.00% minus LIBOR01M) 3/25/43	3,956,605	496,773
*Series 2016-40 IO 3.50% 7/25/36	1,564,916	219,068
*Series 2016-50 IB 3.00% 2/25/46	782,537	103,292
*Series 2016-51 LI 3.00% 8/25/46	14,983,098	1,988,936
*Series 2016-54 PI 3.00% 2/25/44	75,719	6,900
*Series 2016-6 AI 3.50% 4/25/34	5,750,383	611,134
Series 2016-61 ML 3.00% 9/25/46	1,883,933	1,801,811
*•Series 2016-62 SA 3.51% (6.00% minus LIBOR01M) 9/25/46	12,342,667	2,692,702
*Series 2016-64 CI 3.50% 7/25/43	5,705,848	554,127
*Series 2016-66 DI 3.00% 9/25/40	737,043	64,693
*Series 2016-71 PI 3.00% 10/25/46	3,864,175	480,943
Series 2016-72 AZ 3.00% 10/25/46	1,021,739	987,395
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*•Series 2016-77 SA 3.51% (6.00% minus LIBOR01M) 10/25/46	710,947	$ 127,321
*Series 2016-83 PI 3.50% 7/25/45	1,903,693	264,709
*Series 2016-90 CI 3.00% 2/25/45	769,068	79,064
*Series 2016-95 IO 3.00% 12/25/46	76,535	10,964
*Series 2016-99 DI 3.50% 1/25/46	3,807,419	550,048
*Series 2017-1 EI 3.50% 9/25/35	2,416,374	302,706
Series 2017-108 AZ 3.50% 1/25/58	2,737,451	2,753,597
*Series 2017-11 EI 3.00% 3/25/42	11,097,669	1,273,214
*Series 2017-12 JI 3.50% 5/25/40	3,101,654	316,161
*Series 2017-14 AI 3.00% 9/25/42	1,473,607	171,779
Series 2017-15 NZ 3.50% 3/25/47	3,547,699	3,550,180
*•Series 2017-16 SM 3.56% (6.05% minus LIBOR01M) 3/25/47	13,232,065	2,520,585
Series 2017-16 UW 3.00% 7/25/45	819,494	818,096
*Series 2017-16 WI 3.00% 1/25/45	2,782,059	247,357
*Series 2017-24 AI 3.00% 8/25/46	4,596,807	605,058
Series 2017-25 BL 3.00% 4/25/47	1,051,000	1,041,730
*Series 2017-4 AI 3.50% 5/25/41	5,874,740	468,783
*Series 2017-4 BI 3.50% 5/25/41	3,517,651	358,240
Series 2017-40 GZ 3.50% 5/25/47	2,349,853	2,342,635
*Series 2017-6 NI 3.50% 3/25/46	744,916	98,938
Series 2017-61 TB 3.00% 8/25/44	1,744,000	1,691,897
Series 2017-67 BZ 3.00% 9/25/47	934,288	879,093
Series 2017-77 HZ 3.50% 10/25/47	3,145,659	3,126,835
Series 2017-94 CZ 3.50% 11/25/47	1,968,751	1,951,463
Freddie Mac REMICs
•Series 3800 AF 2.98% (LIBOR01M + 0.50%) 2/15/41	208,212	209,350

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4120 MI 3.00% 10/15/32	1,911,834	$ 252,547
*Series 4121 AI 3.50% 10/15/42	8,964,111	1,569,614
*Series 4122 LI 3.00% 10/15/27	103,094	8,748
*Series 4135 AI 3.50% 11/15/42	7,721,994	1,320,242
*Series 4146 IA 3.50% 12/15/32	3,962,266	546,766
*Series 4161 IM 3.50% 2/15/43	2,248,296	471,641
Series 4171 Z 3.00% 2/15/43	1,890,896	1,763,247
*Series 4181 DI 2.50% 3/15/33	3,791,185	413,836
*•Series 4184 GS 3.64% (6.12% minus LIBOR01M) 3/15/43	6,147,197	1,244,012
*Series 4185 LI 3.00% 3/15/33	3,299,384	415,548
*Series 4186 IB 3.00% 3/15/33	5,235,394	640,940
*Series 4186 JI 3.00% 3/15/33	7,095,908	782,312
*Series 4188 JI 3.00% 4/15/33	7,294,706	805,377
*Series 4191 CI 3.00% 4/15/33	1,276,758	159,602
*Series 4218 AI 3.00% 6/15/33	6,029,476	758,675
*Series 4342 CI 3.00% 11/15/33	48,202	4,916
*Series 4366 DI 3.50% 5/15/33	80,703	8,859
*Series 4433 DI 3.00% 8/15/32	162,369	12,419
*Series 4449 PI 4.00% 11/15/43	72,879	11,244
*Series 4453 DI 3.50% 11/15/33	2,603,049	267,333
*Series 4476 GI 3.00% 6/15/41	79,454	8,113
*Series 4479 TI 4.00% 7/15/34	1,192,972	154,518
*•Series 4494 SA 3.70% (6.18% minus LIBOR01M) 7/15/45	1,729,052	325,612
*Series 4504 IO 3.50% 5/15/42	2,684,254	238,093
*Series 4518 CI 3.50% 6/15/42	1,417,970	142,983
*Series 4520 AI 3.50% 10/15/35	1,623,368	244,324
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4543 HI 3.00% 4/15/44	3,398,532	$ 421,984
*Series 4567 LI 4.00% 8/15/45	354,663	62,342
*Series 4574 AI 3.00% 4/15/31	61,893	6,998
*Series 4610 IB 3.00% 6/15/41	17,075,912	1,485,731
*•Series 4618 SA 3.52% (6.00% minus LIBOR01M) 9/15/46	4,564,695	946,991
*Series 4623 WI 4.00% 8/15/44	78,446	12,046
Series 4629 KB 3.00% 11/15/46	1,273,000	1,237,958
*Series 4643 QI 3.50% 9/15/45	120,391	17,441
*Series 4644 GI 3.50% 5/15/40	4,511,778	445,287
*•Series 4648 SA 3.52% (6.00% minus LIBOR01M) 1/15/47	9,189,210	1,740,350
*Series 4655 TI 3.00% 8/15/36	1,689,835	109,028
*Series 4656 HI 3.50% 5/15/42	138,567	12,285
*•Series 4657 PS 3.52% (6.00% minus LIBOR01M) 2/15/47	9,486,446	1,733,549
*Series 4660 GI 3.00% 8/15/43	3,445,461	427,939
*Series 4663 AI 3.00% 3/15/42	7,261,983	784,651
Series 4663 HZ 3.50% 3/15/47	1,092,774	1,092,121
*Series 4664 DI 3.50% 11/15/43	1,986,136	236,684
*Series 4665 NI 3.50% 7/15/41	18,081,896	1,545,223
*Series 4667 CI 3.50% 7/15/40	349,221	26,939
*Series 4667 LI 3.50% 10/15/43	8,015,991	925,699
*Series 4669 QI 3.50% 6/15/41	1,277,784	126,679
*Series 4673 WI 3.50% 9/15/43	4,713,866	498,226
*Series 4674 GI 3.50% 10/15/40	316,628	24,972
Series 4676 KZ 2.50% 7/15/45	2,327,800	2,091,948
*Series 4690 WI 3.50% 12/15/43	6,130,832	812,516

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 4693 EI 3.50% 8/15/42	3,074,693	$ 351,483
*Series 4703 CI 3.50% 7/15/42	9,242,170	849,472
Series 4738 TW 3.00% 11/15/46	859,000	825,883
Series 4753 EZ 3.50% 12/15/47	1,082,196	1,096,982
Series 4761 Z 3.50% 12/15/47	4,763,585	4,798,045
Freddie Mac Strips
*•Series 284 S6 3.62% (6.10% minus LIBOR01M) 10/15/42	60,056	10,299
*Series 290 IO 3.50% 11/15/32	2,266,943	308,906
*•Series 303 151 4.50% 12/15/42	50,923	10,517
*•Series 303 185 3.50% 1/15/43	63,858	12,304
*Series 304 C38 3.50% 12/15/27	3,755,932	307,555
*•Series 319 S2 3.52% (6.00% minus LIBOR01M) 11/15/43	9,935,039	1,828,791
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.34% (LIBOR01M + 2.85%) 4/25/28	1,952,075	1,998,501
Series 2015-HQA1 M2 5.14% (LIBOR01M + 2.65%) 3/25/28	951,733	964,466
Series 2016-DNA3 M2 4.49% (LIBOR01M + 2.00%) 12/25/28	1,193,373	1,203,046
Series 2016-DNA4 M2 3.79% (LIBOR01M + 1.30%) 3/25/29	1,554,624	1,562,148
Series 2016-HQA2 M2 4.74% (LIBOR01M + 2.25%) 11/25/28	1,448,917	1,469,859
Series 2017-DNA1 M2 5.74% (LIBOR01M + 3.25%) 7/25/29	3,500,000	3,755,844
Series 2017-DNA3 M2 4.99% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,032,749
Series 2017-HQA3 M2 4.84% (LIBOR01M + 2.35%) 4/25/30	4,930,000	5,000,843
Series 2018-HQA1 M2 4.79% (LIBOR01M + 2.30%) 9/25/30	5,085,000	5,089,776
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	344,927	$ 396,565
GNMA
*•Series 2011-157 SG 4.11% (6.60% minus LIBOR01M) 12/20/41	5,420,689	1,170,254
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,087,513
Series 2013-79 KE 3.00% 5/20/43	4,000,000	3,775,997
Series 2014-12 ZB 3.00% 1/16/44	1,787,339	1,736,615
*Series 2015-111 IH 3.50% 8/20/45	8,460,628	768,013
*Series 2015-142 AI 4.00% 2/20/44	1,801,815	157,244
Series 2015-185 PZ 3.00% 12/20/45	1,676,564	1,528,081
*Series 2015-74 CI 3.00% 10/16/39	6,441,629	706,859
*Series 2015-82 GI 3.50% 12/20/38	42,413	2,563
*•Series 2016-108 SK 3.56% (6.05% minus LIBOR01M) 8/20/46	10,247,146	2,108,592
*•Series 2016-118 ES 3.61% (6.10% minus LIBOR01M) 9/20/46	6,276,049	1,263,023
*•Series 2016-126 NS 3.61% (6.10% minus LIBOR01M) 9/20/46	7,033,626	1,392,247
*Series 2016-156 AI 3.00% 12/20/42	4,805,243	437,791
Series 2016-156 PB 2.00% 11/20/46	2,342,000	1,965,465
*Series 2016-159 MI 3.00% 3/20/46	9,576,809	1,261,099
*•Series 2016-160 GS 3.61% (6.10% minus LIBOR01M) 11/20/46	22,906,968	4,280,976
*Series 2016-160 IE 3.00% 6/20/46	24,253,810	3,041,159
*Series 2016-161 MI 3.00% 3/20/46	3,903,003	502,950
*Series 2016-161 PI 3.50% 6/20/46	389,822	55,881
*Series 2016-163 XI 3.00% 10/20/46	9,390,318	1,092,665
Series 2016-170 MZ 3.00% 12/20/46	1,494,427	1,362,897
*Series 2016-171 IO 3.00% 7/20/44	13,253,034	1,342,673

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-172 IO 3.00% 4/20/46	4,674,660	$ 524,867
*•Series 2016-32 MS 3.56% (6.05% minus LIBOR01M) 3/20/46	371,705	66,358
Series 2016-46 DZ 3.00% 4/20/46	91,671	82,720
*•Series 2016-89 QS 3.56% (6.05% minus LIBOR01M) 7/20/46	6,455,772	1,424,184
*Series 2017-101 AI 4.00% 7/20/47	4,944,333	750,917
*Series 2017-101 TI 4.00% 3/20/44	7,320,622	907,839
Series 2017-107 QZ 3.00% 8/20/45	1,445,408	1,340,235
Series 2017-113 LB 3.00% 7/20/47	3,730,000	3,541,529
Series 2017-116 ZL 3.00% 6/20/47	2,896,071	2,699,701
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	1,600,126
*Series 2017-132 JI 3.00% 6/20/45	4,338,345	514,259
*•Series 2017-134 SD 3.71% (6.20% minus LIBOR01M) 9/20/47	19,414,816	3,768,026
*•Series 2017-134 SK 3.71% (6.20% minus LIBOR01M) 9/20/47	17,127,957	3,047,533
*Series 2017-141 IA 3.00% 3/20/46	42,107,202	5,623,598
*•Series 2017-141 JS 3.71% (6.20% minus LIBOR01M) 9/20/47	12,742,193	2,242,757
*Series 2017-144 EI 3.00% 12/20/44	10,422,268	1,264,613
Series 2017-163 ZK 3.50% 11/20/47	901,023	896,881
*Series 2017-174 HI 3.00% 7/20/45	9,425,342	1,187,861
*Series 2017-18 IQ 4.00% 12/16/43	3,944,172	548,544
*Series 2017-18 QI 4.00% 3/16/41	6,513,935	766,557
*•Series 2017-18 QS 3.62% (6.10% minus LIBOR01M) 2/16/47	8,076,179	1,465,062
Series 2017-180 QB 2.50% 12/20/47	5,574,000	5,242,255
Series 2017-33 PZ 3.00% 2/20/47	4,085,753	3,802,958
Series 2017-34 DY 3.50% 3/20/47	1,191,000	1,216,065
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2017-4 WI 4.00% 2/20/44	4,325,019	$ 585,140
Series 2017-45 JZ 3.50% 3/20/47	2,360,690	2,438,262
Series 2017-56 JZ 3.00% 4/20/47	3,108,032	2,884,608
Series 2018-1 HB 2.50% 1/20/48	2,594,000	2,294,939
*•Series 2018-1 ST 3.71% (6.20% minus LIBOR01M) 1/20/48	16,092,349	2,997,718
*Series 2018-11 AI 3.00% 1/20/46	6,234,540	863,200
Series 2018-14 ZE 3.50% 1/20/48	2,444,674	2,389,158
Series 2018-24 HZ 3.00% 2/20/48	721,028	664,676
Series 2018-34 TY 3.50% 3/20/48	1,221,000	1,245,216
*•Series 2018-37 SA 3.71% (6.20% minus LIBOR01M) 3/20/48	5,423,693	992,349
*•Series 2018-46 AS 3.71% (6.20% minus LIBOR01M) 3/20/48	19,328,940	3,934,560
Series 2018-8 VZ 3.00% 3/20/47	2,461,443	2,271,503
Total Agency Collateralized Mortgage Obligations (Cost $255,541,518)		249,626,235
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.38%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K058 A2 2.65% 8/25/26	8,100,000	8,012,299
•FREMF Mortgage Trust
Series 2010-K7 B 5.50% 4/25/20	7,620,000	7,785,498
Series 2011-K14 B 5.18% 2/25/47	2,534,000	2,636,854
Series 2011-K15 B 4.95% 8/25/44	7,798,000	8,123,459
Series 2012-K18 B 4.26% 1/25/45	4,500,000	4,649,532
Series 2012-K22 B 3.69% 8/25/45	7,781,000	7,946,165
Series 2013-K25 C 3.62% 11/25/45	4,000,000	4,021,173
Series 2013-K33 B 3.50% 8/25/46	3,516,000	3,554,066

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2013-K712 B 3.36% 5/25/45	10,057,068	$ 10,050,565
Series 2013-K713 B 3.15% 4/25/46	1,860,000	1,860,999
Series 2013-K713 C 3.15% 4/25/46	6,215,000	6,201,505
Series 2014-K717 B 3.63% 11/25/47	2,840,000	2,869,518
Series 2014-K717 C 3.63% 11/25/47	1,000,000	1,005,452
Series 2015-K49 B 3.72% 10/25/48	5,245,000	5,268,225
Series 2015-K721 C 3.57% 11/25/47	3,300,000	3,238,870
Series 2016-K53 B 4.02% 3/25/49	1,950,000	1,989,316
Series 2016-K722 B 3.84% 7/25/49	2,431,000	2,441,562
Series 2017-K71 B 3.75% 11/25/50	2,990,000	2,984,429
Total Agency Commercial Mortgage-Backed Securities (Cost $84,650,974)		84,639,487
AGENCY MORTGAGE-BACKED SECURITIES–21.79%
Fannie Mae 3.00% 10/1/47	399,345	396,828
Fannie Mae S.F. 20 yr
3.00% 12/1/37	35,192,830	35,412,342
3.00% 1/1/38	61,963,147	62,263,564
Fannie Mae S.F. 30 yr
0.05% 7/1/47	2,707,270	2,922,879
3.00% 6/1/45	1,065,706	1,067,203
3.00% 8/1/46	3,537,470	3,527,629
3.00% 11/1/46	1,317,659	1,313,250
3.00% 4/1/47	59,136	58,947
3.00% 2/1/48	50,068,531	49,978,033
3.00% 3/1/48	45,205,049	45,053,202
3.50% 2/1/48	43,823,483	44,647,789
4.50% 4/1/39	661,131	698,593
4.50% 5/1/39	11,090	11,718
4.50% 11/1/39	2,398,593	2,555,418
4.50% 1/1/40	475,228	507,805
4.50% 6/1/40	2,543,676	2,698,747
4.50% 7/1/40	2,530,794	2,702,566
4.50% 8/1/40	921,220	973,406
4.50% 11/1/40	53,832	56,757
4.50% 1/1/41	20,850	22,043
4.50% 4/1/41	47,484	50,197
4.50% 5/1/41	69,708	73,700
4.50% 6/1/41	5,677	6,002
4.50% 8/1/41	6,150,785	6,554,943
4.50% 9/1/41	242,702	256,599
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/42	287,817	$ 304,289
4.50% 10/1/43	63,691,425	67,721,764
4.50% 12/1/43	499,800	530,077
4.50% 2/1/44	34,577,337	36,554,087
4.50% 6/1/44	389,248	410,783
4.50% 8/1/44	424	448
4.50% 10/1/44	1,247,604	1,323,001
4.50% 2/1/45	21,685	22,868
4.50% 1/1/46	29,643	31,344
4.50% 2/1/46	94,823,919	100,243,541
4.50% 3/1/46	57,675,927	61,237,754
4.50% 4/1/46	16,495,441	17,398,431
4.50% 5/1/46	4,356,325	4,594,801
4.50% 7/1/46	3,776,489	3,980,721
5.00% 1/1/40	3,534,051	3,842,106
5.00% 6/1/44	9,735,123	10,579,247
5.00% 7/1/47	31,632,030	34,095,857
5.50% 5/1/44	113,424,624	124,940,612
5.50% 8/1/48	5,044,271	5,476,262
6.00% 6/1/41	12,620,423	13,971,746
6.00% 7/1/41	69,661,217	77,106,574
6.00% 1/1/42	10,010,675	11,036,587
Fannie Mae S.F. 30 yr TBA 3.50% 4/1/49	115,166,000	116,726,968
Freddie Mac S.F. 30 yr
3.00% 8/1/48	12,008,656	11,963,176
3.00% 12/1/48	122,755,031	122,229,550
3.50% 11/1/48	52,781,091	53,912,360
4.50% 4/1/39	420,128	446,206
4.50% 11/1/39	46,455	49,183
4.50% 2/1/40	137,701	147,378
4.50% 5/1/40	8,616,784	9,198,988
4.50% 8/1/40	27,392	29,006
4.50% 3/1/42	4,443,657	4,705,511
4.50% 6/1/42	2,364,624	2,503,895
4.50% 7/1/42	3,568,359	3,778,295
4.50% 12/1/43	2,955,080	3,139,077
4.50% 8/1/44	4,090,078	4,324,544
4.50% 7/1/45	39,504,394	41,906,700
4.50% 12/1/45	2,266,397	2,399,186
5.00% 12/1/44	35,978,429	38,819,555
5.50% 6/1/41	10,356,376	11,473,350
5.50% 9/1/41	24,862,402	27,626,512
6.00% 5/1/39	265,769	300,156
6.00% 7/1/40	27,129,859	29,855,825
GNMA I S.F. 30 yr 5.50% 2/15/41	1,410,204	1,544,698
GNMA II S.F. 30 yr
5.50% 5/20/37	729,572	777,780
6.00% 10/20/39	3,457,369	3,827,960
6.00% 2/20/40	3,494,913	3,747,560

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.00% 4/20/46	1,075,267	$ 1,179,335
Total Agency Mortgage-Backed Securities (Cost $1,332,833,971)		1,335,825,814

CORPORATE BONDS–33.64%
Aerospace & Defense–0.56%
L3 Technologies
3.85% 6/15/23	2,820,000	2,907,856
4.40% 6/15/28	8,105,000	8,512,220
Northrop Grumman
2.55% 10/15/22	9,615,000	9,514,376
3.25% 8/1/23	3,375,000	3,417,467
Rockwell Collins 3.50% 3/15/27	3,580,000	3,538,247
United Technologies
3.65% 8/16/23	1,380,000	1,417,303
4.13% 11/16/28	5,125,000	5,329,200
		34,636,669
Agriculture–0.29%
Altria Group 4.80% 2/14/29	7,345,000	7,578,976
BAT Capital
2.30% 8/14/20	1,285,000	1,272,079
3.22% 8/15/24	1,565,000	1,531,129
Bunge Limited Finance 4.35% 3/15/24	7,515,000	7,614,609
		17,996,793
Airlines–0.10%
♦United Airlines Pass Through Trust
3.75% 3/3/28	4,424,763	4,464,364
4.00% 10/11/27	1,864,861	1,903,371
		6,367,735
Auto Manufacturers–1.08%
Daimler Finance North America 3.35% 2/22/23	6,315,000	6,389,706
Ford Motor Credit
3.34% 3/18/21	9,146,000	9,010,148
4.14% 2/15/23	3,010,000	2,949,045
•5.94% (LIBOR03M + 3.14%) 1/7/22	12,305,000	12,565,411
General Motors 6.75% 4/1/46	1,710,000	1,786,084
General Motors Financial
4.35% 4/9/25	11,225,000	11,187,129
5.10% 1/17/24	6,625,000	6,904,363
5.25% 3/1/26	8,047,000	8,312,183
Toyota Motor Credit 2.80% 7/13/22	7,080,000	7,134,697
		66,238,766
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks–7.64%
Banco Santander 3.85% 4/12/23	6,300,000	$ 6,357,298
Banco Santander Mexico 4.13% 11/9/22	1,850,000	1,874,050
Bank of America
μ3.46% 3/15/25	17,010,000	17,190,965
μ4.33% 3/15/50	5,340,000	5,508,668
5.63% 7/1/20	1,005,000	1,040,527
μ6.50% 10/29/49	8,780,000	9,531,787
Bank of Montreal 3.30% 2/5/24	2,545,000	2,571,936
μBarclays 8.00% 12/31/99	2,885,000	2,953,519
BB&T
3.75% 12/6/23	8,215,000	8,528,917
3.88% 3/19/29	6,070,000	6,143,963
Citibank
3.40% 7/23/21	2,490,000	2,523,370
3.65% 1/23/24	14,485,000	14,953,936
•Citigroup 3.78% (LIBOR03M + 1.10%) 5/17/24	2,700,000	2,712,893
Citizens Bank 2.55% 5/13/21	3,106,000	3,085,145
Citizens Financial Group
2.38% 7/28/21	1,135,000	1,120,064
4.30% 12/3/25	5,696,000	5,838,580
Compass Bank
2.88% 6/29/22	8,645,000	8,558,581
3.88% 4/10/25	6,163,000	6,107,756
μCredit Suisse Group
3.87% 1/12/29	3,985,000	3,909,430
6.25% 12/29/49	21,792,000	21,785,528
7.25% 9/12/25	4,160,000	4,181,736
7.50% 7/17/23	1,875,000	1,930,003
Fifth Third Bancorp
3.65% 1/25/24	2,105,000	2,156,933
3.95% 3/14/28	6,225,000	6,435,614
Fifth Third Bank 3.85% 3/15/26	7,076,000	7,207,900
Goldman Sachs Group 6.00% 6/15/20	16,499,000	17,114,584
μHSBC Holdings 4.29% 9/12/26	5,430,000	5,604,158
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,291,957
Huntington National Bank 2.50% 8/7/22	3,765,000	3,729,501
μING Groep 6.88% 4/16/22	5,610,000	5,797,834
μJPMorgan Chase & Co.
3.80% 7/23/24	5,220,000	5,362,390
3.96% 1/29/27	4,455,000	4,604,319
4.02% 12/5/24	2,740,000	2,844,855
6.75% 2/1/24	12,995,000	14,254,411

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
KeyBank
2.30% 9/14/22	5,055,000	$ 4,986,161
3.40% 5/20/26	13,714,000	13,603,998
6.95% 2/1/28	8,227,000	10,059,045
Morgan Stanley
•3.96% (LIBOR03M + 1.22%) 5/8/24	2,975,000	2,998,497
μ4.43% 1/23/30	8,260,000	8,706,935
5.00% 11/24/25	11,476,000	12,311,595
5.50% 1/26/20	6,165,000	6,299,246
μ5.55% 7/15/20	1,515,000	1,541,975
PNC Bank
2.70% 11/1/22	4,720,000	4,698,400
4.05% 7/26/28	7,075,000	7,418,304
PNC Financial Services Group 3.50% 1/23/24	3,125,000	3,201,269
Regions Financial
2.75% 8/14/22	3,010,000	2,988,265
3.80% 8/14/23	4,835,000	4,972,752
Royal Bank of Scotland Group
μ4.27% 3/22/25	805,000	814,466
4.52% 6/25/24	2,330,000	2,383,758
μ8.63% 8/15/21	12,905,000	13,776,088
Santander UK 5.00% 11/7/23	14,145,000	14,516,688
μSociete Generale 7.38% 9/13/21	1,775,000	1,834,906
State Street
3.10% 5/15/23	3,665,000	3,718,994
3.30% 12/16/24	3,495,000	3,585,330
μ4.14% 12/3/29	390,000	418,433
SunTrust Bank
2.45% 8/1/22	3,945,000	3,895,280
2.70% 1/27/22	1,645,000	1,640,476
2.90% 3/3/21	2,936,000	2,944,347
3.00% 2/2/23	3,790,000	3,797,700
3.30% 5/15/26	7,220,000	7,164,911
4.00% 5/1/25	5,475,000	5,733,414
SVB Financial Group 3.50% 1/29/25	5,409,000	5,347,923
U.S. Bancorp 3.95% 11/17/25	7,125,000	7,521,900
UBS
3.40% 7/24/23	3,905,000	4,002,807
7.63% 8/17/22	12,000,000	13,221,180
UBS Group Funding Switzerland
4.13% 9/24/25	6,980,000	7,212,901
μ6.88% 3/22/21	9,315,000	9,566,757
μ7.13% 8/10/21	2,125,000	2,211,626
US Bancorp
3.38% 2/5/24	12,270,000	12,564,665
3.60% 9/11/24	11,522,000	11,889,288
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•USB Capital IX 3.81% (LIBOR03M + 1.02%) 10/29/49	18,814,000	$ 14,796,741
Wells Fargo Capital X 5.95% 12/1/86	1,495,000	1,646,645
Zions Bancorporation
3.35% 3/4/22	1,825,000	1,841,495
4.50% 6/13/23	4,826,000	5,018,670
		468,666,939
Beverages–0.27%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	7,510,000	7,539,179
4.75% 1/23/29	3,525,000	3,758,858
Pernod Ricard 4.45% 1/15/22	5,253,000	5,458,928
		16,756,965
Building Materials–0.07%
Martin Marietta Materials 4.25% 12/15/47	4,735,000	4,166,361
		4,166,361
Chemicals–1.31%
Braskem Netherlands Finance
3.50% 1/10/23	3,285,000	3,228,367
4.50% 1/10/28	1,915,000	1,869,040
Dow Chemical
4.80% 11/30/28	4,325,000	4,645,596
5.55% 11/30/48	3,785,000	4,226,070
DowDuPont
4.73% 11/15/28	6,070,000	6,563,726
5.42% 11/15/48	12,265,000	14,010,123
Equate Petrochemical 3.00% 3/3/22	3,045,000	3,009,048
Mexichem 5.50% 1/15/48	2,505,000	2,345,331
Nutrien
4.20% 4/1/29	1,210,000	1,248,455
5.00% 4/1/49	2,080,000	2,182,450
OCP
4.50% 10/22/25	2,150,000	2,133,742
6.88% 4/25/44	2,307,000	2,519,043
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	2,725,000	2,710,884
PPG Industries 2.30% 11/15/19	4,669,000	4,659,893
RPM International 4.55% 3/1/29	6,725,000	6,824,346
SASOL Financing
5.88% 3/27/24	2,845,000	3,018,833
6.50% 9/27/28	1,075,000	1,174,127
Syngenta Finance
3.93% 4/23/21	3,495,000	3,512,556

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Syngenta Finance (continued)
4.44% 4/24/23	6,045,000	$ 6,170,505
5.18% 4/24/28	4,115,000	4,185,995
		80,238,130
Commercial Services–0.06%
United Rentals North America 5.50% 5/15/27	3,900,000	3,948,750
		3,948,750
Diversified Financial Services–1.55%
AerCap Ireland Capital 3.65% 7/21/27	1,583,000	1,480,488
Air Lease 3.00% 9/15/23	6,230,000	6,095,163
BOC Aviation 2.38% 9/15/21	4,095,000	4,000,332
Charles Schwab
3.25% 5/21/21	2,185,000	2,213,195
3.85% 5/21/25	2,410,000	2,535,044
E*TRADE Financial
3.80% 8/24/27	5,545,000	5,388,976
μ5.88% 9/15/26	4,960,000	5,028,200
GE Capital International Funding Unlimited 4.42% 11/15/35	11,510,000	10,657,898
GTP Acquisition Partners I 2.35% 6/15/45	3,071,000	3,037,063
Intercontinental Exchange
3.45% 9/21/23	1,505,000	1,543,979
3.75% 9/21/28	1,265,000	1,313,710
International Lease Finance 8.63% 1/15/22	10,490,000	11,919,128
Jefferies Group
4.15% 1/23/30	2,335,000	2,140,034
6.45% 6/8/27	1,766,000	1,929,741
6.50% 1/20/43	5,130,000	5,356,688
Lazard Group
3.75% 2/13/25	8,919,000	8,994,211
4.38% 3/11/29	4,490,000	4,546,641
4.50% 9/19/28	700,000	721,221
National Rural Utilities Cooperative Finance
2.85% 1/27/25	4,774,000	4,754,266
μ4.75% 4/30/43	8,142,000	7,855,198
μ5.25% 4/20/46	3,504,000	3,517,025
		95,028,201
Electric–4.40%
AEP Texas 2.40% 10/1/22	200,000	197,285
Ameren 2.70% 11/15/20	367,000	365,493
American Transmission Systems 5.25% 1/15/22	7,401,000	7,837,379
Atlantic City Electric 4.00% 10/15/28	1,695,000	1,792,569
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Ausgrid Finance
3.85% 5/1/23	6,495,000	$ 6,640,964
4.35% 8/1/28	4,320,000	4,456,479
Avangrid 3.15% 12/1/24	960,000	949,441
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,290,792
CenterPoint Energy
3.85% 2/1/24	4,105,000	4,188,602
4.25% 11/1/28	6,105,000	6,319,399
μ6.13% 9/1/23	5,715,000	5,811,212
Cleveland Electric Illuminating 5.50% 8/15/24	6,397,000	7,014,258
ComEd Financing III 6.35% 3/15/33	3,999,000	4,089,717
Consumers Energy
3.80% 11/15/28	2,510,000	2,646,955
4.35% 4/15/49	2,415,000	2,688,055
Dominion Energy 4.60% 3/15/49	2,780,000	2,893,481
DTE Electric 3.95% 3/1/49	3,040,000	3,113,564
DTE Energy
3.30% 6/15/22	5,647,000	5,696,600
3.70% 8/1/23	5,370,000	5,500,538
Duke Energy 3.75% 4/15/24	2,272,000	2,344,167
Duke Energy Carolinas 3.95% 11/15/28	2,420,000	2,578,960
Duke Energy Ohio 3.65% 2/1/29	3,405,000	3,537,957
μEmera 6.75% 6/15/76	24,385,000	26,066,955
μEnel 8.75% 9/24/73	7,457,000	8,211,648
Entergy 4.00% 7/15/22	150,000	154,175
Entergy Arkansas 4.20% 4/1/49	10,450,000	10,816,768
Entergy Louisiana
4.00% 3/15/33	435,000	457,207
4.05% 9/1/23	1,380,000	1,443,779
Evergy 4.85% 6/1/21	3,340,000	3,442,434
Exelon
3.50% 6/1/22	4,355,000	4,401,321
3.95% 6/15/25	6,430,000	6,661,769
Interstate Power & Light
3.40% 8/15/25	4,311,000	4,297,001
4.10% 9/26/28	8,880,000	9,289,860
IPALCO Enterprises 3.45% 7/15/20	8,898,000	8,905,831
Kansas City Power & Light 3.65% 8/15/25	10,103,000	10,419,873
LG&E & KU Energy 4.38% 10/1/21	7,850,000	8,066,609
MidAmerican Energy 4.25% 7/15/49	4,220,000	4,495,943
Mississippi Power 3.95% 3/30/28	5,555,000	5,625,804

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Nevada Power 2.75% 4/15/20	6,245,000	$ 6,253,052
New York State Electric & Gas 3.25% 12/1/26	8,185,000	8,175,668
NextEra Energy Capital Holdings 3.15% 4/1/24	6,590,000	6,621,283
NV Energy 6.25% 11/15/20	4,762,000	5,020,654
Oglethorpe Power 5.05% 10/1/48	7,405,000	8,172,993
PacifiCorp 3.50% 6/15/29	2,295,000	2,348,130
Pennsylvania Electic 5.20% 4/1/20	560,000	571,363
Perusahaan Listrik Negara 4.13% 5/15/27	3,175,000	3,133,536
PSEG Power 3.85% 6/1/23	2,450,000	2,513,771
Public Service Co. of Oklahoma 5.15% 12/1/19	4,900,000	4,981,498
Southern California Edison
4.20% 3/1/29	1,920,000	1,953,415
4.88% 3/1/49	4,550,000	4,839,315
Southwestern Electric Power 4.10% 9/15/28	9,295,000	9,672,872
Trans-Allegheny Interstate Line 3.85% 6/1/25	3,506,000	3,586,753
		269,555,147
Electronics–0.18%
Allegion US Holding 3.55% 10/1/27	11,319,000	10,767,551
		10,767,551
Food–0.44%
Campbell Soup 3.65% 3/15/23	5,366,000	5,444,315
Conagra Brands
4.60% 11/1/25	2,915,000	3,062,267
5.30% 11/1/38	7,025,000	7,124,237
General Mills 3.70% 10/17/23	5,880,000	6,030,222
Mars
3.88% 4/1/39	1,935,000	1,957,319
3.95% 4/1/49	2,615,000	2,654,455
Nestle Holdings 4.00% 9/24/48	380,000	398,356
		26,671,171
Forest Products & Paper–0.41%
Georgia-Pacific 8.00% 1/15/24	16,242,000	19,866,391
Suzano Austria 6.00% 1/15/29	5,210,000	5,562,769
		25,429,160
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.34%
Brooklyn Union Gas 3.87% 3/4/29	14,885,000	$ 15,352,645
μNiSource 5.65% 6/15/23	5,305,000	5,185,637
		20,538,282
Health Care Products–0.28%
Becton Dickinson & Co. 3.36% 6/6/24	2,070,000	2,071,212
Thermo Fisher Scientific 3.00% 4/15/23	7,966,000	7,972,170
Zimmer Biomet Holdings 4.63% 11/30/19	7,228,000	7,306,471
		17,349,853
Health Care Services–0.43%
Cigna
•3.68% (LIBOR03M + 0.89%) 7/15/23	4,720,000	4,699,751
4.13% 11/15/25	12,320,000	12,762,516
HCA 5.88% 2/15/26	4,000,000	4,330,000
UnitedHealth Group
3.50% 2/15/24	2,205,000	2,271,031
3.70% 12/15/25	2,125,000	2,213,041
		26,276,339
Holding Companies-Diversified–0.05%
CK Hutchison International 17 2.88% 4/5/22	3,090,000	3,073,804
		3,073,804
Insurance–1.90%
AXA Equitable Holdings
4.35% 4/20/28	2,495,000	2,535,159
5.00% 4/20/48	7,035,000	6,891,672
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,800,545
Brighthouse Financial
3.70% 6/22/27	3,680,000	3,340,443
4.70% 6/22/47	6,380,000	5,095,054
μHarborwalk Funding Trust 5.08% 2/15/69	3,875,000	4,078,592
Marsh & McLennan 4.38% 3/15/29	15,280,000	16,183,309
MetLife 9.25% 4/8/38	6,723,000	9,052,083
Nuveen Finance 4.13% 11/1/24	22,109,000	23,249,883
Progressive 4.00% 3/1/29	5,955,000	6,366,356
Prudential Financial
4.35% 2/25/50	6,435,000	6,662,628
μ5.38% 5/15/45	4,665,000	4,724,735
μSwiss Re Finance Luxembourg 5.00% 4/2/49	2,000,000	2,027,087
μVoya Financial 4.70% 1/23/48	5,535,000	4,791,767

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Willis North America
3.60% 5/15/24	1,465,000	$ 1,475,172
4.50% 9/15/28	4,985,000	5,187,367
XLIT
•5.24% (LIBOR03M + 2.46%) 10/29/49	3,823,000	3,682,027
5.50% 3/31/45	5,040,000	5,576,234
		116,720,113
Internet–0.12%
JD.com 3.13% 4/29/21	7,605,000	7,520,430
		7,520,430
Investment Company Security–0.04%
Temasek Financial I 2.38% 1/23/23	2,542,000	2,515,982
		2,515,982
Iron & Steel–0.06%
ArcelorMittal 6.13% 6/1/25	3,500,000	3,876,304
		3,876,304
Leisure Time–0.16%
Royal Caribbean Cruises 3.70% 3/15/28	10,005,000	9,651,799
		9,651,799
Lodging–0.05%
MGM Resorts International 4.63% 9/1/26	3,310,000	3,235,525
		3,235,525
Machinery Diversified–0.22%
Nvent Finance 4.55% 4/15/28	13,290,000	13,387,861
		13,387,861
Media–1.90%
CCO Holdings 5.13% 5/1/27	3,750,000	3,782,813
Charter Communications Operating 5.05% 3/30/29	10,455,000	11,026,177
Comcast 3.70% 4/15/24	17,910,000	18,511,912
Discovery Communications 5.20% 9/20/47	7,125,000	6,935,603
Fox 5.58% 1/25/49	13,760,000	15,509,053
Myriad International Holdings 4.85% 7/6/27	2,805,000	2,887,456
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,696,008
Time Warner Cable
6.75% 6/15/39	6,015,000	6,719,932
7.30% 7/1/38	14,595,000	17,025,395
Time Warner Entertainment 8.38% 3/15/23	7,690,000	9,001,688
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Viacom 4.38% 3/15/43	11,255,000	$ 10,139,394
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	2,040,000
Warner Media 4.85% 7/15/45	8,845,000	8,942,214
		116,217,645
Mining–0.67%
Anglo American Capital
4.00% 9/11/27	9,180,000	8,932,537
4.75% 4/10/27	5,570,000	5,681,353
μBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	18,710,403
FMG Resources August 2006 5.13% 5/15/24	3,750,000	3,773,438
Freeport-McMoRan 4.55% 11/14/24	4,000,000	3,950,000
		41,047,731
Miscellaneous Manufacturing–0.25%
Crane 4.20% 3/15/48	2,200,000	2,079,755
General Electric 6.00% 8/7/19	7,023,000	7,090,489
Ingersoll-Rand Luxembourg Finance
3.50% 3/21/26	2,195,000	2,217,011
3.80% 3/21/29	4,005,000	4,069,897
		15,457,152
Oil & Gas–1.03%
Continental Resources 4.38% 1/15/28	6,310,000	6,489,969
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	3,170,000	3,179,497
Husky Energy 4.40% 4/15/29	3,710,000	3,763,088
Marathon Oil 4.40% 7/15/27	12,585,000	12,960,086
Murphy Oil 6.88% 8/15/24	3,500,000	3,707,638
Noble Energy
3.85% 1/15/28	6,670,000	6,576,598
3.90% 11/15/24	5,210,000	5,261,642
4.95% 8/15/47	2,200,000	2,176,220
Pertamina Persero PT 4.88% 5/3/22	4,600,000	4,794,272
Petrobras Global Finance 7.38% 1/17/27	4,060,000	4,475,541
Petroleos Mexicanos 6.75% 9/21/47	3,455,000	3,180,328
Valero Energy 4.00% 4/1/29	6,255,000	6,324,741
		62,889,620
Oil & Gas Services–0.26%
Schlumberger Holdings
3.75% 5/1/24	5,175,000	5,291,115

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Schlumberger Holdings (continued)
4.30% 5/1/29	10,115,000	$ 10,387,768
		15,678,883
Packaging & Containers–0.08%
CCL Industries 3.25% 10/1/26	4,815,000	4,604,227
		4,604,227
Pharmaceuticals–0.96%
AbbVie 4.25% 11/14/28	8,080,000	8,260,239
AstraZeneca
3.50% 8/17/23	3,160,000	3,225,135
4.00% 1/17/29	5,310,000	5,580,466
CVS Health
4.30% 3/25/28	19,020,000	19,289,473
5.05% 3/25/48	1,085,000	1,094,683
Eli Lilly & Co.
3.38% 3/15/29	2,740,000	2,813,418
3.95% 3/15/49	2,085,000	2,136,859
Merck & Co. 3.40% 3/7/29	5,420,000	5,567,250
Takeda Pharmaceutical 4.40% 11/26/23	10,240,000	10,756,042
		58,723,565
Pipelines–1.44%
Abu Dhabi Crude Oil Pipeline 4.60% 11/2/47	3,135,000	3,242,323
μEnbridge
6.00% 1/15/77	3,645,000	3,623,039
6.25% 3/1/78	2,910,000	2,898,360
Enbridge Energy Partners
4.38% 10/15/20	1,165,000	1,190,760
5.20% 3/15/20	650,000	664,256
5.50% 9/15/40	2,150,000	2,415,767
Energy Transfer Operating
5.25% 4/15/29	1,940,000	2,082,173
6.25% 4/15/49	2,670,000	2,994,887
μ6.63% 2/15/28	8,590,000	8,178,754
MPLX
4.80% 2/15/29	4,425,000	4,662,254
4.88% 12/1/24	10,915,000	11,653,296
5.50% 2/15/49	4,155,000	4,438,275
ONEOK 7.50% 9/1/23	8,950,000	10,363,634
Sabine Pass Liquefaction
5.63% 3/1/25	8,760,000	9,635,219
5.75% 5/15/24	8,300,000	9,151,542
5.88% 6/30/26	5,895,000	6,562,252
μTranscanada Trust 5.88% 8/15/76	4,235,000	4,302,866
		88,059,657
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–1.11%
Corporate Office Properties
3.60% 5/15/23	4,342,000	$ 4,297,884
5.25% 2/15/24	4,857,000	5,118,016
Crown Castle International
3.80% 2/15/28	1,695,000	1,686,428
4.30% 2/15/29	13,415,000	13,839,378
5.25% 1/15/23	5,796,000	6,223,465
CubeSmart 3.13% 9/1/26	4,670,000	4,441,929
GLP Capital 5.30% 1/15/29	2,955,000	3,094,919
Hospitality Properties Trust 4.50% 3/15/25	5,307,000	5,275,469
Host Hotels & Resorts
3.75% 10/15/23	5,643,000	5,667,601
3.88% 4/1/24	3,885,000	3,898,665
Kilroy Realty 3.45% 12/15/24	5,000,000	4,955,769
LifeStorage 3.50% 7/1/26	4,958,000	4,778,182
WP Carey 4.60% 4/1/24	4,604,000	4,788,913
		68,066,618
Retail–0.45%
Best Buy 4.45% 10/1/28	10,440,000	10,583,435
Dollar Tree 3.70% 5/15/23	7,670,000	7,782,541
Home Depot 4.50% 12/6/48	3,365,000	3,730,548
Target 3.38% 4/15/29	5,625,000	5,701,876
		27,798,400
Semiconductors–0.88%
Broadcom
3.50% 1/15/28	6,300,000	5,794,521
4.25% 4/15/26	4,720,000	4,685,119
KLA-Tencor
4.10% 3/15/29	3,800,000	3,875,143
5.00% 3/15/49	1,475,000	1,567,399
Marvell Technology Group 4.88% 6/22/28	9,080,000	9,395,013
Microchip Technology
3.92% 6/1/21	3,170,000	3,199,040
4.33% 6/1/23	7,095,000	7,243,065
NXP 4.88% 3/1/24	17,490,000	18,488,154
		54,247,454
Software–0.14%
CDK Global 5.00% 10/15/24	3,983,000	4,099,304
Fiserv 3.80% 10/1/23	2,250,000	2,307,452
Oracle 1.90% 9/15/21	2,254,000	2,217,960
		8,624,716
Telecommunications–1.57%
AT&T
4.35% 3/1/29	16,860,000	17,239,251
4.85% 3/1/39	360,000	362,850

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
British Telecommunications 4.50% 12/4/23	3,025,000	$ 3,165,231
Crown Castle Towers 4.24% 7/15/28	3,000,000	3,077,128
Deutsche Telekom International Finance
1.95% 9/19/21	4,085,000	3,992,836
2.82% 1/19/22	4,365,000	4,353,952
4.38% 6/21/28	6,210,000	6,475,537
Digicel Group One 8.25% 12/30/22	1,020,000	627,300
Digicel Group Two
8.25% 9/30/22	962,000	329,485
@9.13% 4/1/24	470,000	129,250
Sprint 7.88% 9/15/23	3,500,000	3,675,000
Sprint Spectrum 4.74% 9/20/29	4,700,000	4,764,625
Telefonica Emisiones 5.52% 3/1/49	14,175,000	14,885,006
TELUS 4.60% 11/16/48	395,000	416,478
Verizon Communications
4.02% 12/3/29	4,855,000	5,005,295
4.50% 8/10/33	14,820,000	15,686,317
4.52% 9/15/48	8,005,000	8,227,996
Vodafone Group 7.00% 4/4/79	3,625,000	3,684,889
		96,098,426
Transportation–0.40%
FedEx 4.05% 2/15/48	9,155,000	8,230,014
Norfolk Southern 3.80% 8/1/28	7,950,000	8,212,434
United Parcel Service
3.40% 3/15/29	2,595,000	2,645,222
5.13% 4/1/19	5,473,000	5,473,000
		24,560,670
Trucking & Leasing–0.49%
μAerCap Global Aviation Trust 6.50% 6/15/45	4,980,000	5,060,925
Aviation Capital Group
4.38% 1/30/24	7,335,000	7,478,480
4.88% 10/1/25	8,540,000	8,798,756
Penske Truck Leasing
3.30% 4/1/21	5,508,000	5,530,597
4.20% 4/1/27	3,081,000	3,067,318
		29,936,076
Total Corporate Bonds (Cost $2,014,990,118)		2,062,625,470
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–1.19%
•Charter Communications Operating 1st Lien 4.50% (LIBOR01M + 2.00%) 4/30/25	7,387,595	$ 7,347,443
•CROWN Americas Tranche B 1st Lien 4.48% (LIBOR01M + 2.00%) 4/3/25	3,547,681	3,560,045
•DaVita Tranche B 1st Lien 5.25% (LIBOR01M + 2.75%) 6/24/21	6,886,132	6,891,538
•DTZ U.S. Borrower B 1st Lien 5.75% (LIBOR01M + 3.25%) 8/21/25	2,487,500	2,471,953
•Flying Fortress Holdings Tranche B 1st Lien 4.35% (LIBOR03M + 1.75%) 10/30/22	5,000,000	4,994,200
•HCA 1st Lien 4.25% (LIBOR01M + 1.75%) 3/17/23	3,758,878	3,759,160
•Hilton Worldwide Finance Tranche B 2 1st Lien 4.24% (LIBOR01M + 1.75%) 10/25/23	5,201,978	5,195,891
•Lamar Media Tranche B 1st Lien 4.25% (LIBOR01M + 1.75%) 3/14/25	4,004,774	4,001,450
•Las Vegas Sands 1st Lien 4.25% (LIBOR01M + 1.75%) 3/27/25	1,975,025	1,943,128
•Level 3 Parent Tranche B 1st Lien 4.74% (LIBOR03M + 2.25%) 2/22/24	6,950,000	6,878,311
•RPI Finance Trust Tranche B6 1st Lien 4.50% (LIBOR01M + 2.00%) 3/27/23	3,168,657	3,154,794
•Sprint Communications Tranche B 1st Lien 5.00% (LIBOR01M + 2.50%) 2/2/24	6,889,284	6,723,941
•SS&C European Holdings Tranche B4 1st Lien 4.75% (LIBOR01M + 2.25%) 4/16/25	1,250,561	1,242,132
•SS&C Technologies Tranche B3 1st Lien 4.75% (LIBOR01M + 2.25%) 4/16/25	1,739,311	1,727,588
•Unitymedia Finance Tranche E 1st Lien 4.48% (LIBOR01M + 2.00%) 6/1/23	5,000,000	4,948,850

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Western Digital Tranche A1 1st Lien 4.10% (LIBOR01M + 1.50%) 2/27/23	1,450,158	$ 1,415,710
•Western Digital Tranche B 4 1st Lien 4.25% (LIBOR01M + 1.75%) 4/29/23	1,004,559	979,862
•WR Grace & Co-Conn Tranche B1 1st Lien 4.35% (LIBOR03M + 1.75%) 4/3/25	2,208,638	2,180,566
•WR Grace & Co-Conn Tranche B2 1st Lien 4.35% (LIBOR03M + 1.75%) 4/3/25	3,786,237	3,738,114
Total Loan Agreements (Cost $73,913,290)		73,154,676
MUNICIPAL BONDS–0.48%
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.88% 6/1/47	1,080,000	1,055,916
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	1,260,000	1,915,918
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.57% 7/1/45	6,965,000	10,174,054
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 6.81% 11/15/40	1,725,000	2,355,143
Oregon State Taxable Pension 5.89% 6/1/27	1,485,000	1,762,353
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,524,773
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	3,265,000	3,793,016
Series A 5.00% 10/15/45	1,160,000	1,325,845
University of Missouri (Curators University) Taxable Build America Bonds 5.79% 11/1/41	4,070,000	5,272,441
Total Municipal Bonds (Cost $23,852,887)		29,179,459
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–8.21%
American Express Credit Account Master Trust
•Series 2018-3 A 2.80% (LIBOR01M + 0.32%) 10/15/25	5,500,000	$ 5,485,335
•Series 2018-5 A 2.82% (LIBOR01M + 0.34%) 12/15/25	2,953,000	2,942,379
•Series 2018-7 A 2.84% (LIBOR01M + 0.36%) 2/17/26	6,900,000	6,866,227
•Series 2018-9 A 2.86% (LIBOR01M + 0.38%) 4/15/26	5,900,000	5,882,419
Series 2019-1 A 2.87% 10/15/24	5,900,000	5,954,040
American Tower Trust Series 13 2A 3.07% 3/15/48	5,831,000	5,814,879
•AMMC CLO 15 Series 2014-15A ARR 3.59% (LIBOR03M + 1.26%) 1/15/32	8,000,000	7,978,504
•AMMC CLO 22 Series 2018-22A A 3.80% (LIBOR03M + 1.03%) 4/25/31	2,300,000	2,268,315
•Apex Credit CLO
Series 2017-1A A1 4.25% (LIBOR03M + 1.47%) 4/24/29	14,345,000	14,340,668
Series 2018-1A A2 3.80% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,903,876
•Atlas Senior Loan Fund X Series 2018-10A A 3.88% (LIBOR03M + 1.09%) 1/15/31	3,000,000	2,961,411
BA Credit Card Trust
•Series 2016-A1 A 2.87% (LIBOR01M + 0.39%) 10/15/21	3,105,250	3,106,492
Series 2018-A3 A3 3.10% 12/15/23	2,350,000	2,378,192
•Barclays Dryrock Issuance Trust Series 2017-1 A 2.81% (LIBOR01M + 0.33%) 3/15/23	1,382,000	1,383,978
•Benefit Street Partners CLO X Series 2016-10A A1 4.28% (LIBOR03M + 1.49%) 1/15/29	3,500,000	3,501,537
Black Diamond CLO
•Series 2015-1A A2R 3.86% (LIBOR03M + 1.05%) 10/3/29	5,000,000	4,988,670

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Black Diamond CLO (continued)
•Series 2017-1A A1A 4.07% (LIBOR03M + 1.29%) 4/24/29	9,000,000	$ 8,959,464
=•Series 2017-2A A2 1.00% (LIBOR03M + 1.30%) 1/20/32	3,000,000	3,000,000
Cabela's Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,478,916
•Catamaran CLO Series 2014-1A A1BR 4.15% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,154,716
•CFIP CLO Series 2017-1A A 4.00% (LIBOR03M + 1.22%) 1/18/30	5,300,000	5,280,417
•Chesapeake Funding II Series 2017-3A A2 2.82% (LIBOR01M + 0.34%) 8/15/29	9,438,752	9,436,879
•CIFC Funding Series 2017-1A A 4.12% (LIBOR03M + 1.36%) 4/23/29	9,500,000	9,496,029
•Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.97% (LIBOR01M + 0.49%) 12/7/23	10,000,000	10,068,317
Series 2017-A5 A5 3.11% (LIBOR01M + 0.62%) 4/22/26	3,165,000	3,179,857
Series 2017-A7 A7 2.86% (LIBOR01M + 0.37%) 8/8/24	4,525,000	4,529,520
•Citicorp Residential Mortgage Trust Series 2006-3 A5 5.24% 11/25/36	4,987,000	5,092,761
CNH Equipment Trust Series 2017-A A3 2.07% 5/16/22	11,274,742	11,209,772
•Crestline Denali CLO XV Series 2017-1A A 4.06% (LIBOR03M + 1.30%) 4/20/30	12,000,000	11,993,784
•CVP CLO Series 2017-2A A 3.95% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,264,140
•Discover Card Execution Note Trust
Series 2017-A1 A1 2.97% (LIBOR01M + 0.49%) 7/15/24	2,400,000	2,414,398
Series 2017-A7 A7 2.84% (LIBOR01M + 0.36%) 4/15/25	3,890,000	3,886,122
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Discover Card Execution Note Trust (continued)
Series 2018-A2 A2 2.81% (LIBOR01M + 0.33%) 8/15/25	9,725,000	$ 9,699,728
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	8,500,000	8,505,825
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 3.05% (LIBOR01M + 0.57%) 1/15/22	8,736,000	8,759,269
Series 2017-1 A1 2.07% 5/15/22	9,150,000	9,082,785
•Series 2018-1 A2 2.76% (LIBOR01M + 0.28%) 5/15/23	5,525,000	5,519,926
•Golub Capital Partners CLO Series 2017-19RA A1A 4.06% (LIBOR03M + 1.30%) 7/26/29	10,000,000	9,958,230
•Grippen Park CLO Series 2017-1A A 4.02% (LIBOR03M + 1.26%) 1/20/30	12,000,000	11,963,844
Hardee's Funding Series 2018-1A A2II 4.96% 6/20/48	2,736,250	2,874,349
Hertz Vehicle Financing Series 2018-2A A 3.65% 6/27/22	1,300,000	1,311,852
HOA Funding Series 2014-1A A2 4.85% 8/20/44	3,448,900	3,431,380
•Hyundai Auto Lease Securitization Trust Series 2018-A A2B 2.68% (LIBOR01M + 0.20%) 8/17/20	4,746,830	4,747,208
ICG US CLO Series 2017-1A A 4.11% (LIBOR03M + 1.35%) 4/28/29	9,000,000	8,998,785
•KKR CLO Series 20 A 3.91% (LIBOR03M + 1.13%) 10/16/30	6,400,000	6,317,920
•KKR Financial CLO Series 2013-1A A1R 4.08% (LIBOR03M + 1.29%) 4/15/29	10,000,000	9,948,290
•Mariner ClO 5 Series 2018-5A A 3.88% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,943,604
•Mercedes-Benz Master Owner Trust
Series 2017-BA A 2.90% (LIBOR01M + 0.42%) 5/16/22	4,285,000	4,291,112

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Mercedes-Benz Master Owner Trust (continued)
Series 2018-BA A 2.82% (LIBOR01M + 0.34%) 5/15/23	2,900,000	$ 2,900,607
•Midocean Credit CLO IX Series 2018-9A A1 3.91% (LIBOR03M + 1.15%) 7/20/31	7,000,000	6,906,872
•Midocean Credit ClO VIII Series 2018-8A A1 3.79% (LIBOR03M + 1.15%) 2/20/31	4,000,000	3,942,416
•Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 3.12% (LIBOR01M + 0.63%) 9/25/23	2,900,000	2,904,260
•Neuberger Berman Loan Advisers CLO Series 2018-29A A1 3.72% (LIBOR03M + 1.13%) 10/19/31	3,000,000	2,971,794
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	2,346,922	2,323,063
•Nissan Master Owner Trust Receivables Series 2017-C A 2.80% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,864,925
Penarth Master Issuer Series 2018-2A A1 2.93% (LIBOR01M + 0.45%) 9/18/22	9,835,000	9,787,930
•PFS Financing Series 2018-E A 2.93% (LIBOR01M + 0.45%) 10/15/22	14,020,000	14,021,430
•Saranac ClO VII Series 2014-2A A1AR 3.87% (LIBOR03M + 1.23%) 11/20/29	10,000,000	9,907,890
•SBA Tower Trust Series 2014-1A C 2.90% 10/15/44	3,512,000	3,507,953
•Shackleton CLO Series 2017-10A A 4.11% (LIBOR03M + 1.33%) 4/20/29	4,000,000	3,997,996
•Sound Point ClO XV Series 2017-1A A 4.16% (LIBOR03M + 1.39%) 1/23/29	2,000,000	1,999,102
•Steele Creek CLO Series 2017-1A A 4.04% (LIBOR03M + 1.25%) 1/15/30	5,500,000	5,469,090
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Tesla Auto Lease Trust Series 2018-B A 3.71% 8/20/21	4,962,675	$ 5,019,180
•TIAA CLO III Series 2017-2A A 3.93% (LIBOR03M + 1.15%) 1/16/31	14,000,000	13,872,796
•TICP CLO IX Series 2017-9A A 3.90% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,494,899
•Towd Point Mortgage Trust
Series 2015-5 A1B 2.75% 5/25/55	2,187,372	2,166,047
Series 2015-6 A1B 2.75% 4/25/55	2,519,244	2,492,323
Series 2016-1 A1B 2.75% 2/25/55	1,541,811	1,528,241
Series 2016-2 A1 3.00% 8/25/55	1,615,841	1,605,100
Series 2016-3 A1 2.25% 4/25/56	2,127,183	2,092,774
Series 2017-1 A1 2.75% 10/25/56	1,836,729	1,816,205
Series 2017-2 A1 2.75% 4/25/57	959,932	950,032
Series 2018-1 A1 3.00% 1/25/58	1,542,507	1,526,357
Toyota Auto Receivables Owner Trust Series 2018-D A2 2.98% 8/15/21	13,820,000	13,854,486
•Trinitas CLO VI Series 2017-6A A 4.09% (LIBOR03M + 1.32%) 7/25/29	9,750,000	9,752,106
•Venture 34 CLO Series 2018-34A A 3.72% (LIBOR03M + 1.23%) 10/15/31	7,500,000	7,460,093
•Venture CDO Series 2016-25A A1 4.25% (LIBOR03M + 1.49%) 4/20/29	4,020,000	4,027,312
•Venture XXII CLO Series 2015-22A AR 3.87% (LIBOR03M + 1.08%) 1/15/31	4,000,000	3,955,960
Verizon Owner Trust
Series 2016-2A A 1.68% 5/20/21	1,011,629	1,007,980
•Series 2017-3A A1B 2.76% (LIBOR01M + 0.27%) 4/20/22	4,241,000	4,243,099
•Series 2018-1A A1B 2.75% (LIBOR01M + 0.26%) 9/20/22	5,000,000	5,001,503

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.67% (LIBOR01M + 0.18%) 7/20/21	4,686,463	$ 4,687,506
•Volvo Financial Equipment Master Owner Trust Series 2017-A A 2.98% (LIBOR01M + 0.50%) 11/15/22	4,500,000	4,510,756
•Voya CLO
Series 2017-1A A1 4.02% (LIBOR03M + 1.25%) 4/17/30	5,000,000	4,997,430
Series 2018-3A A1A 3.61% (LIBOR03M + 1.15%) 10/15/31	3,085,000	3,067,326
Wendy's Funding Series 2018-1A A2I 3.57% 3/15/48	2,957,562	2,915,743
•Zais ClO 6 Series 2017-1A A1 4.16% (LIBOR03M + 1.37%) 7/15/29	9,000,000	8,985,780
Total Non-Agency Asset-Backed Securities (Cost $503,544,485)		503,092,483
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.93%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.82% 1/25/45	3,052,596	3,082,416
Series 2015-1 B2 3.82% 1/25/45	1,724,907	1,737,331
•Connecticut Avenue Securities Trust
Series 2019-R01 2M2 4.94% (LIBOR01M + 2.45%) 7/25/31	3,200,000	3,204,002
Series 2019-R02 1M2 4.79% (LIBOR01M + 2.30%) 8/25/31	5,000,000	5,032,688
Flagstar Mortgage Trust
•Series 2017-2 A5 3.50% 10/25/47	2,658,686	2,659,933
•Series 2018-1 A5 3.50% 3/25/48	3,444,802	3,442,973
Series 2018-5 A7 4.00% 9/25/48	2,529,792	2,542,836
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	2,319,296	2,322,776
•Holmes Master Issuer Series 2018-2A A2 3.21% (LIBOR03M + 0.42%) 10/15/54	3,930,000	3,922,140
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust
4.00% 6/25/49	5,915,987	$ 5,981,158
•Series 2014-2 B1 3.42% 6/25/29	1,745,341	1,751,894
•Series 2014-2 B2 3.42% 6/25/29	650,262	648,844
•Series 2014-IVR6 2A4 2.50% 7/25/44	2,896,000	2,896,246
•Series 2015-1 B2 3.62% 12/25/44	3,675,453	3,671,057
•Series 2015-4 B1 3.62% 6/25/45	2,867,427	2,889,054
•Series 2015-4 B2 3.62% 6/25/45	2,053,513	2,044,179
•Series 2015-5 B2 3.27% 5/25/45	3,227,049	3,195,990
•Series 2015-6 B1 3.61% 10/25/45	2,347,096	2,366,380
•Series 2015-6 B2 3.61% 10/25/45	1,988,650	1,991,325
•Series 2015-6 B3 3.61% 10/25/45	3,564,544	3,506,025
•Series 2016-4 B1 3.90% 10/25/46	1,521,416	1,550,271
•Series 2016-4 B2 3.90% 10/25/46	2,595,616	2,630,367
•Series 2017-1 B2 3.55% 1/25/47	4,777,735	4,746,606
•Series 2017-2 A3 3.50% 5/25/47	2,072,039	2,065,432
•Series 2018-1 A3 3.50% 6/25/48	2,911,166	2,900,135
•Series 2018-3 A5 3.50% 9/25/48	6,405,945	6,408,949
•Series 2018-4 A15 3.50% 10/25/48	4,176,022	4,183,280
•Series 2018-6 1A4 3.50% 12/25/48	2,643,061	2,650,561
•Series 2018-7FRB A2 3.24% (LIBOR01M + 0.75%) 4/25/46	2,941,230	2,936,327
•Series 2018-9 A3 4.00% 2/25/49	5,241,024	5,301,904
•Sequoia Mortgage Trust
Series 2013-4 B2 3.49% 4/25/43	1,818,651	1,812,479
Series 2014-2 A4 3.50% 7/25/44	1,580,790	1,588,315
Series 2015-1 B2 3.88% 1/25/45	2,172,411	2,199,302
Series 2017-4 A1 3.50% 7/25/47	2,181,915	2,179,741
Series 2018-5 A4 3.50% 5/25/48	3,571,714	3,583,542

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust (continued)
Series 2018-8 A4 4.00% 11/25/48	6,158,883	$ 6,250,974
Series 2019-CH1 A1 4.00% 3/25/49	5,262,021	5,366,088
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 4.26% 9/25/37	986,575	996,234
Total Non-Agency Collateralized Mortgage Obligations (Cost $116,744,578)		118,239,754
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.64%
BANK
*•Series 2017-BNK4 XA 1.44% 5/15/50	26,981,225	2,216,284
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,543,296
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	4,129,846
Series 2017-BNK7 A5 3.44% 9/15/60	4,470,000	4,563,579
Series 2017-BNK8 A4 3.49% 11/15/50	3,225,000	3,293,255
Series 2018-BN14 A4 4.23% 9/15/60	4,700,000	5,065,049
BBCMS Mortgage Trust Series 2018-C2 A5 4.31% 12/15/51	5,715,000	6,185,053
BENCHMARK Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,263,044
Series 2018-B6 A4 4.26% 10/10/51	3,000,000	3,243,649
Caesars Palace Las Vegas Trust Series 2017-VICI B 3.83% 10/15/34	5,270,000	5,391,041
CCUBS Commercial Mortgage Trust Series 2017-C1 A4 3.54% 11/15/50	2,400,000	2,442,875
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	10,185,000	10,282,036
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,807,146
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.76% 12/15/47	4,875,000	5,163,177
Series 2016-C7 A3 3.84% 12/10/54	6,870,000	7,150,534
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,941,000	$ 5,100,369
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,155,088
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	8,001,991
Series 2017-C4 A4 3.47% 10/12/50	3,940,000	4,022,442
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	5,355,000	5,362,379
Series 2013-WWP A2 3.42% 3/10/31	2,235,000	2,293,433
Series 2014-CR19 A5 3.80% 8/10/47	3,947,000	4,107,051
Series 2014-CR20 AM 3.94% 11/10/47	10,915,000	11,221,801
Series 2015-3BP A 3.18% 2/10/35	22,346,000	22,577,301
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,410,690
♦Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.76% 2/10/49	8,088,000	8,393,184
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,633,189
Series 2016-C3 A5 2.89% 8/10/49	6,360,000	6,263,099
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.70% 11/10/46	3,252,000	3,388,988
GRACE Mortgage Trust
Series 2014-GRCE A 3.37% 6/10/28	10,624,000	10,735,549
Series 2014-GRCE B 3.52% 6/10/28	5,588,000	5,629,067
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	2,023,000	2,068,134
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,327,338
*•Series 2017-GS5 XA 0.82% 3/10/50	90,778,585	4,942,295
Series 2017-GS6 A3 3.43% 5/10/50	4,900,000	4,965,774
•Series 2018-GS9 A4 3.99% 3/10/51	3,480,000	3,678,508
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,992,097
Series 2019-GC38 A4 3.97% 2/10/52	11,785,000	12,467,676

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust
*•Series 2015-C27 XA 1.31% 2/15/48	92,377,027	$ 4,314,561
Series 2015-C31 A3 3.80% 8/15/48	8,575,000	8,922,746
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	18,752,343
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	11,790,815
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	7,156,691
Series 2017-C7 A5 3.41% 10/15/50	3,755,000	3,815,493
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.57% 8/12/37	1,656,000	1,686,933
Series 2013-LC11 B 3.50% 4/15/46	8,529,000	8,517,407
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	9,036,557
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,442,517
Series 2016-WIKI A 2.80% 10/5/31	4,525,000	4,503,774
Series 2016-WIKI B 3.20% 10/5/31	4,395,000	4,385,634
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	2,728,636	1,883,645
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	4,533,000	4,695,951
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	18,618,739
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,855,850
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,977,134
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.45% 11/12/41	2,345,000	2,216,991
Series 2011-C3 A4 4.12% 7/15/49	5,645,000	5,752,552
Series 2018-L1 A4 4.41% 10/15/51	4,257,000	4,638,453
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	5,033,337	5,111,874
•Series 2018-C9 A4 4.12% 3/15/51	6,050,000	6,433,475
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.65% 3/10/46	3,300,000	3,338,127
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	$ 5,859,163
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,270,421
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,660,140
Series 2017-C38 A5 3.45% 7/15/50	5,730,000	5,807,669
WF -RBS Commercial Mortgage Trust Series 2012-C10 A3 2.88% 12/15/45	11,490,000	11,453,226
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $410,274,071)		407,376,188
ΔSOVEREIGN BONDS–0.28%
Bermuda—0.03%
Bermuda Government International Bond 3.72% 1/25/27	2,200,000	2,180,772
		2,180,772
Germany—0.17%
FMS Wertmanagement 2.75% 1/30/24	10,140,000	10,315,667
		10,315,667
Saudi Arabia—0.08%
Saudi Government International Bond 4.38% 4/16/29	4,580,000	4,780,952
		4,780,952
Total Sovereign Bonds (Cost $16,874,528)		17,277,391
SUPRANATIONAL BANK–0.07%
Banque Ouest Africaine de Developpement 5.00% 7/27/27	4,150,000	4,152,075
Total Supranational Bank (Cost $4,074,238)		4,152,075
U.S. TREASURY OBLIGATIONS–15.51%
U.S. Treasury Bonds
3.00% 2/15/49	200,825,000	208,108,829
3.38% 11/15/48	23,070,000	25,680,244
U.S. Treasury Notes
1.25% 6/30/19	35,825,000	35,714,446
2.50% 1/31/21	8,675,000	8,705,837
2.50% 1/31/24	61,475,000	62,200,213

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.63% 12/31/23	192,985,000	$ 196,294,392
2.63% 2/15/29	185,340,000	188,768,065
3.13% 11/15/28	212,585,000	225,535,247
Total U.S. Treasury Obligations (Cost $922,963,628)		951,007,273

	Number of Shares
PREFERRED STOCK–0.01%
•USB Realty 3.93% (LIBOR03M + 1.15%) 1/15/22	615,000	529,807
Total Preferred Stock (Cost $494,115)		529,807

Principal Amount°
SHORT-TERM INVESTMENTS—3.64%
Discounted Commercial Paper–3.64%
≠BNP Paribas New York 2.41% 4/1/19	50,000,000	50,000,000
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Credit Agricole 2.47% 4/1/19	13,500,000	$ 13,500,000
≠Dartmouth College 2.71% 5/16/19	9,500,000	9,468,531
≠Nordea Bank 2.40% 4/1/19	34,085,000	34,085,000
≠Toyota Motor Credit 2.71% 4/24/19	35,000,000	34,940,743
≠Wal-Mart Stores
2.44% 4/1/19	20,000,000	19,994,644
2.52% 4/8/19	30,000,000	29,985,592
≠Yale University 2.53% 6/17/19	31,500,000	31,332,910
Total Short-Term Investments (Cost $223,307,420)		223,307,420

TOTAL INVESTMENTS–98.84% (Cost $5,984,059,821)	6,060,033,532

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.16%	71,132,871
NET ASSETS APPLICABLE TO 453,519,674 SHARES OUTSTANDING–100.00%	$6,131,166,403

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
@ 100% of the income received was in the form of both cash and par.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(1,816)	U.S. Treasury 10 yr Notes	$(225,581,250)	$(226,085,644)	6/19/19	$504,394	$—
5,461	U.S. Treasury 5 yr Notes	632,537,390	627,334,925	6/28/19	5,202,465	—
672	U.S. Treasury Long Bonds	100,569,000	97,772,277	6/19/19	2,796,723	—
Total Futures Contracts					$8,503,582	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
BNP–BNP Paribas
CLO–Collateralized Loan Obligation
DB–Deutsche Bank
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
RBS–Royal Bank of Scotland
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TBA–To be announced
UBS–Union Bank of Switzerland
WF–Wells Fargo
yr–Year
See accompanying notes.
LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Bond Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.   Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
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LVIP Delaware Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$249,626,235	$—	$249,626,235
Agency Commercial Mortgage-Backed Securities	—	84,639,487	—	84,639,487
Agency Mortgage-Backed Securities	—	1,335,825,814	—	1,335,825,814
Corporate Bonds	—	2,062,625,470	—	2,062,625,470
Loan Agreements	—	73,154,676	—	73,154,676
Municipal Bonds	—	29,179,459	—	29,179,459
Non-Agency Asset-Backed Securities	—	500,092,483	3,000,000	503,092,483
Non-Agency Collateralized Mortgage Obligations	—	118,239,754	—	118,239,754
Non-Agency Commercial Mortgage-Backed Securities	—	407,376,188	—	407,376,188
Sovereign Bonds	—	17,277,391	—	17,277,391
Supranational Bank	—	4,152,075	—	4,152,075
U.S. Treasury Obligations	—	951,007,273	—	951,007,273
Preferred Stock	—	529,807	—	529,807
Short-Term Investment	—	223,307,420	—	223,307,420
Total Investments	$—	$6,057,033,532	$3,000,000	$6,060,033,532
Derivatives:

Assets:
Futures Contracts	$8,503,582	$—	$—	$8,503,582
During the period ended March 31, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
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